SUPPLEMENT TO THE
FIDELITY® VARIABLE INSURANCE PRODUCTS

AGGRESSIVE GROWTH PORTFOLIO, ASSET MANAGERSM PORTFOLIO, ASSET MANAGER: GROWTH®
PORTFOLIO, BALANCED PORTFOLIO, CONTRAFUND®
PORTFOLIO, DYNAMIC CAPITAL APPRECIATION
PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH
PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, GROWTH STOCK PORTFOLIO, HIGH INCOME PORTFOLIO, INDEX 500
PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO,
MID CAP PORTFOLIO, MONEY MARKET PORTFOLIO,
OVERSEAS PORTFOLIO, REAL ESTATE PORTFOLIO,
VALUE PORTFOLIO and VALUE STRATEGIES PORTFOLIO

Funds of Variable Insurance Products Fund,
Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and
Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2003

Effective August 4, 2003, Geode Capital Management, LLC (Geode) serves as sub-adviser for VIP Index 500 Portfolio. Geode, a registered investment adviser, has principal offices at 53 State Street, Boston, Massachusetts 02109, and is a wholly-owned subsidiary of Geode Capital Holdings LLC. Geode was founded in January 2001 to develop and manage quantitative and investment strategies in the management of equity funds and to provide advisory and sub-advisory services to equity index funds.

VIP Index 500 Portfolio and FMR have entered into a sub-advisory agreement with Geode. Pursuant to the sub-advisory agreement, FMR has granted Geode investment management authority as well as the authority to buy and sell securities. Under the sub-advisory agreement, for providing investment management services to VIP Index 500 Portfolio, FMR pays Geode fees at an annual rate of 0.01% of the average net assets of VIP Index 500 Portfolio.

(automated graphic)

Geode has adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding VIP Index 500 Portfolio, establishes procedures for personal investing, and restricts certain transactions. Employees of Geode subject to the code of ethics may invest in securities for their own investment accounts, including securities that may be purchased or held by VIP Index 500 Portfolio.

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2003
Prospectus

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for VIP Index 500 Portfolio. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 39.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

The following information replaces the biographical information for Mark Notkin in the "Fund Management" section on page 39.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

VIPIC-03-03 August 4, 2003
1.483793.122

Supplement to the
Fidelity® Variable Insurance Products Service Class
April 30, 2003
Prospectus

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for VIP Index 500 Portfolio. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

The following information replaces the biographical information for Mark Notkin in the "Fund Management" section on page 38.

Matthew Conti is vice president and manager of VIP High Income Port-folio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 38.

John Porter is manager of VIP Dynamic Capital Appreciation Port-folio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

VIPSC-03-03 August 4, 2003
1.483794.119

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
April 30, 2003
Prospectus

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for VIP Index 500 Portfolio. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 39.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

The following information replaces the biographical information for Mark Notkin in the "Fund Management" section on page 39.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

VIP2C-03-03 August 4, 2003
1.741913.117

Supplement to the
Fidelity® Variable Insurance Products
Index 500 Portfolio
Service Class 2
April 30, 2003
Prospectus

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

VI52-03-01 August 4, 2003
1.744631.103

Supplement to the
Fidelity® Variable Insurance Products
Index 500 Portfolio
Initial Class
April 30, 2003
Prospectus

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

VI5I-03-01 August 4, 2003
1.483803.108

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2003
Prospectus

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for VIP Index 500 Portfolio. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

The following information replaces the biographical information for Mark Notkin in the "Fund Management" section on page 30.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and manager.

VIPINADV-03-02 August 4, 2003
1.775835.103

Supplement to the
Fidelity® Variable Insurance Products
Index 500 Portfolio
Service Class
April 30, 2003
Prospectus

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

VI5S-03-01 August 4, 2003
1.744630.103